SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE (Details)	Jun. 30, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term	4 years 8 months 1 day	5 years 1 month 9 days
Weighted-average discount rate	8.60%	8.60%